UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-05793
Morgan Stanley Municipal Income Opportunities Trust II
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: February 28, 2010
Date of reporting period: November 30, 2009

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Municipal Income Opportunities Trust II*
Portfolio of Investments ▪ November 30, 2009 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

	Tax-Exempt Municipal Bonds (103.7%)
	Alabama (0.8%)
$1,000	Colbert County-Northwest Alabama Health Care Authority, Helen Keller Hospital Ser 2003	5.75%	06/01/27	$949,280
	Arizona (2.4%)
600	Maricopa County Pollution Control Corp., Ser 2009 A	6.00	05/01/29	626,400
1,125	Pima County Industrial Development Authority, Constelllation Schools Ser 2008	7.00	01/01/38	976,387
800	Pima County Industrial Development Authority, Water & Wastewater Global Water Resources LLC Ser 2007 (AMT)	6.55	12/01/37	745,344
500	Pinal County Electrical District No. 4, Electric System Ser 2008	6.00	12/01/38	492,570

				2,840,701

	California (4.5%)
1,775	California County Tobacco Securitization Agency, Gold County Settlement Funding Corp. Ser 2006 (a)	0.00	06/01/33	217,739
320	California Municipal Finance Authority Educational Facility, High Tech High-Media Arts Ser 2008 A (b)	5.875	07/01/28	271,974
500	California Statewide Communities Development Authority, California Baptist Universty, Ser 2007 A	5.50	11/01/38	380,125
500	California Statewide Communities Development Authority, Lancer Educational Student Housing LLC Ser 2007	5.625	06/01/33	382,785
400	California Statewide Communities Development Authority, Thomas Jefferson School of Law Ser 2008 A (c)	7.25	10/01/38	403,964
1,000	City of Carlsbad, Community Facilities District No. 3 Ser 2006	5.30	09/01/36	756,160
485	City of Palm Springs, Palm Spring Int’l Airport Ser 2006 (AMT)	5.55	07/01/28	416,698
2,900	Golden State Tobacco Securitization Corp., Enhanced Asset Backed Ser 2007 A-1	5.125	06/01/47	1,884,420
500	Quechan Indian Tribe of Fort Yuma, Indian Reservation Ser 2008	7.00	12/01/27	406,655
12,000	Silicon Valley Tobacco Securitization Authority, Santa Clara Tobacco Securitization Corp. Ser 2007 C (a)	0.00	06/01/56	129,480

				5,250,000

	Colorado (3.6%)
1,000	Colorado Health Facilities Authority, Christian Living Communities Ser 2006 A	5.75	01/01/37	762,940
400	Colorado Health Facilities Authority, Christian Living Communities Ser 2009 A	8.25	01/01/24	421,936
55	Colorado Housing & Finance Authority, 1998 Ser B-3	6.55	05/01/25	57,171
1,420	Copperleaf Metropolitan District No. 2, Ser 2006	5.85	12/01/26	1,026,475
2,000	Elk Valley Public Improvement Corporation Ser 2001 A	7.30	09/01/22	1,932,580

				4,201,102

	District of Columbia (0.8%)
495	District of Columbia, Washington D.C., Income Tax Secured Revenue Refg Ser 2009 B (d)	5.00	12/01/25	544,307
445	Metropolitan Washington Airports Authority, District of Columbia & Virginia, CaterAir International Corp. Ser 1991 (AMT) (e)	10.125	09/01/11	438,890

				983,197

Morgan Stanley Municipal Income Opportunities Trust II*
Portfolio of Investments ▪ November 30, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

	Florida (11.2%)
$540	Brevard County Health Facilities Authority, Buena Vida Estates, Inc. Ser 2007	6.75%	01/01/37	$469,638
2,735	Broward County Professional Sports Facilities, Civic Arena Refg Ser 2006 A (CR) (FSA & AMBAC Insd) (d)	5.00	09/01/23	2,864,064
700	County of Alachua Industrial Development, North Florida Retirement Village Ser 2007	5.875	11/15/36	566,755
500	County of Alachua Industrial Development Revenue, North Florida Retirement Village, Ser 2007	5.25	11/15/17	473,350
975	Fiddlers Creek Community Development District No. 1 Ser 2005 (b)(f)	6.00	05/01/38	529,932
500	Fountainbleau Lakes Community Development District Ser 2007 B	6.00	05/01/15	274,105
500	Grand Bay at Doral Community Development District Ser 2007 A	6.00	05/01/39	258,950
440	Miami Beach Health Facilities Authority, Mount Sinai Medical Center Refg Ser 2004	6.75	11/15/21	443,639
500	Orange County Health Facilities Authority, Orlando Lutheran Towers Inc. Ser 2005	5.70	07/01/26	418,675
1,000	Orange County Health Facilities Authority, Orlando Lutheran Towers, Inc. Ser 2007	5.50	07/01/38	752,670
2,000	Orange County Health Facilities Authority, Westminister Community Care Services, Inc. Ser 1999	6.75	04/01/34	1,872,140
500	Pinellas County Health Facilities Authority, Oaks of Clearwater Ser 2004	6.25	06/01/34	503,505
965	Renaissance Commons Community Development District, 2005 Ser A	5.60	05/01/36	679,071
2,640	South Miami Health Facilities Authority, Baptist Health South Florida Obligated Group, Ser 2007 (d)	5.00	08/15/32	2,556,312
600	Tolomato Community Development District, Special Assessment Ser 2007	6.55	05/01/27	492,708

				13,155,514

	Georgia (1.7%)
2,000	City of Atlanta, Eastside Ser 2005 B	5.40	01/01/20	1,933,520

	Hawaii (2.3%)
1,140	Hawaii State, Ser 2008 DK (d)	5.00	05/01/23	1,259,184
375	Hawaii State Department of Budget & Finance, 15 Craigside Project Ser 2009 A	8.75	11/15/29	400,136
1,000	Hawaii State Department of Budget & Finance, Kahala Nui Ser 2003 A	8.00	11/15/33	1,071,080

				2,730,400

	Illinois (9.1%)
625	Bolingbrook, Will & Dupage Counties Special Service Area No. 2005-1 Ser 2005	5.90	03/01/27	479,194
1,000	City of Chicago, Lake Shore East Ser 2002	6.75	12/01/32	907,260
450	Hampshire Special Service Area No. 18 Ser 2007 A	6.00	03/01/44	335,300
1,000	Illinois Finance Authority, Elmhurst Memorial Healthcare Ser 2008 A	5.625	01/01/37	924,940
1,000	Illinois Finance Authority, Landing at Plymouth Place Ser 2005 A	6.00	05/15/37	789,030
1,000	Illinois Finance Authority, Luther Oaks Ser 2006 A	6.00	08/15/39	797,640
1,000	Illinois Finance Authority, Montgomery Place Ser 2006 A	5.75	05/15/38	805,180
1,000	Illinois Finance Authority, Villa St Benedict Ser 2003 A-1 (g)	6.90	11/15/33	440,700
2,000	Illinois Health Facilities Authority, Smith Crossing Ser 2003 A	7.00	11/15/32	1,870,500
1,200	Illinois Toll Highway Authority, Ser 2008 B (d)	5.50	01/01/33	1,277,196

Morgan Stanley Municipal Income Opportunities Trust II*
Portfolio of Investments ▪ November 30, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE		VALUE

$750	Lincolnshire Special Service Area No. 1, Sedgebrook Ser 2004	6.25%	03/01/34		$584,647
500	Village of Bolingbrook, Sales Tax Ser 2005	6.25	01/01/24		244,850
992	Village of Pingree Grove Special Service Area No. 7, Cambridge Lakes Ser 2006-1	6.00	03/01/36		779,960
550	Will-Kankakee Regional Development Authority, Senior Estates Supportive Living Ser 2007 (AMT)	7.00	12/01/42		464,926

					10,701,323

	Indiana (0.4%)
525	County of St. Joseph, Holy Cross Village at Notre Dame Ser 2006 A	6.00	05/15/38		428,715

	Iowa (0.9%)
920	Iowa Finance Authority, Care Initiatives Ser 1996 (b)	9.25	07/01/11	(h)	1,057,623

	Kansas (2.5%)
1,000	City of Olathe, Catholic Care Ser 2006 A	6.00	11/15/38		821,670
2,000	Overland Park Development Corp., Convention Center Hotel Ser 2000 A (b)	7.375	01/01/11	(h)	2,167,820

					2,989,490

	Louisiana (1.3%)
744	Lakeshore Villages Master Community Development District, Special Assessment Ser 2007	5.25	07/01/17		613,450
600	Louisiana Public Facilities Authority, Lake Charles Memorial Hospital Refg Ser 2007 (b)	6.375	12/01/34		510,438
500	Parish of St John Baptist, Marathon Oil Corp. Ser 2007 A	5.125	06/01/37		438,995

					1,562,883

	Maine (0.4%)
500	Town of South Berwick, Berwick Academy Ser 1998	5.55	08/01/23		500,805

	Maryland (3.2%)
1,982	City of Annapolis, Park Place Ser 2005 A	5.35	07/01/34		1,537,675
1,000	City of Westminster, Caroll Lutheran Village Inc 2004 Ser A	6.25	05/01/34		850,540
1,000	Marlyland Economic Development Corp., Chesapeake Bay Conference Center Ser 2006 A	5.00	12/01/31		603,110
500	Maryland Health & Higher Educational Facilities Authority, King Farm Presbyterian Community Ser 2007 A	5.30	01/01/37		345,530
500	Maryland Industrial Development Financing Authority, Our Lady of Good Counsel High School Ser 2005 A	6.00	05/01/35		439,360

					3,776,215

	Massachusetts (3.0%)
375	Massachusetts Development Finance Agency, Linden Ponds, Inc. Facility Ser 2007 A	5.75	11/15/42		259,654
1,500	Massachusetts Development Finance Agency, Loomis Communities Ser 1999 A	5.75	07/01/23		1,403,250
1,205	Massachusetts Development Finance Agency, New England Center for Children Ser 1998	5.875	11/01/18		1,126,855
375	Massachusetts Development Finance Agency, The Groves in Lincoln Facility Ser 2009 B-2	7.75	06/01/39		366,720
500	Massachusetts Development Finance Authority, Evergreen Center Ser 2005	5.50	01/01/35		407,865

					3,564,344

	Michigan (2.0%)
450	Dearborn Economic Development Corp., Henry Ford Village, Inc. Refg Ser 2008	7.00	11/15/28		410,922

Morgan Stanley Municipal Income Opportunities Trust II*
Portfolio of Investments ▪ November 30, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

$375	Michigan Strategic Fund, Limited Obligation Revenue Ser 2003 A-1 (AMT)	6.75%	12/01/28	$399,008
2,000	Michigan Tobacco Settlement Finance Authority Ser 2007 A	6.00	06/01/48	1,528,140

				2,338,070

	Minnesota (1.8%)
350	City of Brooklyn Park, Prairie Seeds Academy Ser 2009 A	9.25	03/01/39	384,927
750	City of Buffalo, Central Minnesota Senior Housing Ser 2006 A	5.50	09/01/33	625,830
600	City of Minneapolis Health Care System, Fairview Health Services Ser 2008 A	6.75	11/15/32	668,640
500	City of North Oaks, Presbyterian Homes of North Oaks Ser 2007	6.125	10/01/39	457,060

				2,136,457

	Mississippi (0.3%)
400	Mississippi Business Finance Corp., System Energy Resources, Inc. Ser 1998	5.875	04/01/22	397,676

	Missouri (2.6%)
450	Branson Regional Airport Transportation Development District Ser 2007 B (AMT)	6.00	07/01/37	289,399
2,000	City of Des Peres, West County Center Ser 2002	5.75	04/15/20	1,855,140
95	Missouri Housing Development Commission, Homeownership GNMA/FNMA Collateralized 2000 Ser A-1 (AMT)	7.50	03/01/31	102,076
500	St Louis County Industrial Development Authority, Ranken-Jordan Refg Ser 2007	5.00	11/15/22	413,460
500	St Louis County Industrial Development Authority, St Andrews Resources for Seniors Ser 2007 A	6.375	12/01/41	412,900

				3,072,975

	Nevada (1.9%)
675	City of Henderson, Local Improvement District No. T-18 Ser 2006 (c)	5.30	09/01/35	269,980
600	City of Sparks, Local Improvement District No. 3 Ser 2008	6.50	09/01/20	576,198
955	County of Clark Special Improvement District No. 142, Mountain’s Edge Ser 2003 (c)	6.375	08/01/23	898,913
1,000	Director of the State of Nevada, Department of Business & Industry, Las Vegas Monorail 2nd Tier Ser 2000 (f)	7.375	01/01/40	8,500
450	Las Vegas Redevelopment Agency Ser 2009 A	8.00	06/15/30	504,220

				2,257,811

	New Hampshire (0.3%)
375	New Hampshire Business Finance Authority, Huggins Hopsital Ser 2009	6.875	10/01/39	368,423

	New Jersey (5.0%)
150	New Jersey Economic Development Authority, Cigarette Tax Ser 2004	5.75	06/15/34	140,289
2,000	New Jersey Economic Development Authority, Franciscan Oaks Ser 1997	5.75	10/01/23	1,825,940
710	New Jersey Economic Development Authority, Lions Gate Ser 2005 A	5.75	01/01/25	614,974
500	New Jersey Economic Development Authority, The Presbyterian Home at Montgomery Ser 2001 A	6.375	11/01/31	431,000
1,000	New Jersey Economic Development Authority, United Methodist Homes of New Jersey Ser 1998	5.125	07/01/25	839,470
2,000	New Jersey Health Care Facilities Financing Authority, Raritan Bay Medical Center Ser 1994 (c)	7.25	07/01/27	1,809,020

Morgan Stanley Municipal Income Opportunities Trust II*
Portfolio of Investments ▪ November 30, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

$225	Tobacco Settlement Financing Corp., Ser 2007-1 A	4.625%	06/01/26	$183,667

				5,844,360

	New Mexico (0.7%)
1,150	Mariposa East Public Improvement District, Ser 2006	6.00	09/01/32	874,598

	New York (4.1%)
1,765	Dutchess County Industrial Development Agency, St Francis Hospital Refg Ser 2004 A	7.50	03/01/29	1,724,370
1,000	Mount Vernon Industrial Development Agency, Meadowview at the Wartburg Ser 1999	6.15	06/01/19	967,230
550	Nassau County Industrial Development Agency, Continuing Care Retirement Community Revenue, Amsterdam at Harborside Project Ser 2007 A	6.50	01/01/27	510,922
1,300	New York City Industrial Development Agency, 7 World Trade Center LLC Ser 2005 A	6.50	03/01/35	1,216,033
450	New York City Industrial Development Agency, Polytechnic University Refg Ser 2007 (ACA Insd)	5.25	11/01/37	387,725
1,000	New York Liberty Development Corp., National Sports Museum, Ser 2006 A (b)(f)	6.125	02/15/19	10

				4,806,290

	North Carolina (0.3%)
400	North Carolina Medical Care Commission Health Care Facilities, Pennybyrn at Maryfield Ser 2005 A	6.125	10/01/35	292,820

	North Dakota (0.4%)
450	County of Ward, Trinity Ser 2006	5.125	07/01/29	423,221

	Ohio (2.8%)
1,700	Buckeye Tobacco Settlement Financing Authority, Asset-Backed Ser 2007 A-2	5.875	06/01/30	1,431,774
600	City of Centerville Health Care, Bethany Lutheran Village Ser 2007 A	6.00	11/01/38	506,544
700	County of Cuyahoga Health Care & Independent Living Facilities, Eliza Jennings Senior Care Ser 2007 A	5.75	05/15/27	585,683
350	County of Tuscarawas Hospital Facilities, The Twin City Hospital Ser 2007	6.35	11/01/37	308,700
375	Ohio Air Quality Development Authority, Pollution Control-Firstenergy Ser 2009	5.625	06/01/18	400,005

				3,232,706

	Oklahoma (1.7%)
550	Chickasawa Nation Health Systems Ser 2007	6.25	12/01/32	542,085
450	Citizen Potawatomi Nation Senior Tax Revenue, Ser 2004 A	6.50	09/01/16	438,323
1,000	Oklahoma Development Finance Authority, Comanche County Hospital 2000 Ser B	6.60	07/01/31	1,011,720

				1,992,128

	Pennsylvania (8.0%)
2,400	Allegheny County Hospital Development Authority, West Penn Allegheny Health Ser 2007 A	5.375	11/15/40	1,712,976
500	Allegheny County Redevelopment Authority, Pittsburgh Mills Ser 2004	5.60	07/01/23	419,880
1,000	Bucks County Industrial Development Authority, Ann’s Choice Ser 2005 A	6.25	01/01/35	835,100
2,835	Chester County Industrial Development Authority, RHA/PA Nursing Home, Inc. Ser 1989 (c)	8.50	05/01/32	2,865,136
750	Harrisburg Authority, Harrisburg University of Science & Technology Ser 2007 B	6.00	09/01/36	669,683

Morgan Stanley Municipal Income Opportunities Trust II*
Portfolio of Investments ▪ November 30, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE		VALUE

$1,000	Montgomery County Industrial Development Authority, Whitemarsh Community Ser 2005	6.25%	02/01/35		$705,890
1,000	Pennsylvania Economic Development Financing Authority, Reliant Energy, Inc. Ser 2001 A (AMT)	6.75	12/01/36		989,950
1,125	Pennsylvania Intergovernmental Cooperative Authority, Philadelphia Funding Project Ser 2009 (d)	5.00	06/15/21		1,234,451

					9,433,066

	South Carolina (1.9%)
1,000	City of Myrtle Beach, Myrtle Beach Air Force Base Ser 2006	5.25	10/01/26		714,480
250	County of Georgetown, Environment Improvement Revenue, International Paper Co. Ser 2000 A	5.95	03/15/14		259,833
1,000	South Carolina Jobs-Economic Development Authority, Wesley Commons Ser 2006	5.125	10/01/26		799,720
575	South Carolina Jobs-Economic Development Authority, Woodlands at Furman Ser 2007 A	6.00	11/15/37		404,472

					2,178,505

	Tennessee (2.5%)
800	Johnson City Health & Educational Facilities Board, Mountain States Health Alliance Ser 2006 A	5.50	07/01/31		790,992
1,000	Shelby County Health, Educational & Housing Facilities Board, Trezevant Manor Ser 2006 A	5.75	09/01/37		849,910
1,000	Shelby County Health, Educational & Housing Facilities Board, Village at Germantown Ser 2003 A	7.25	12/01/34		930,090
375	Trenton Health & Educational Facilities Board, Ser 2009	9.25	04/01/39		386,527

					2,957,519

	Texas (8.1%)
450	Alliance Airport Authority, Federal Express Corp. Refg Ser 2006 (AMT)	4.85	04/01/21		430,731
500	Austin Convention Enterprises, Inc., Convention Center Hotel Ser 2006 B (b)	5.75	01/01/34		383,190
350	Brazos River Harbor Navigation District, The Dow Chemical Project Ser 2002A-4 (AMT)	5.95	05/15/33		345,632
1,000	Decatur Hospital Authority, Wise Regional Health Ser 2004 A	7.125	09/01/34		972,470
1,000	HFDC Central Texas, Inc., Legacy at Willow Bend, Ser 2006 A	5.75	11/01/36		777,680
375	HFDC of Central Texas, Inc., Ser 2009 A	7.75	11/15/44		365,947
375	Houston Airport System Special Facilities, Continental Airlines, Inc. Ser 2001 E (AMT)	6.75	07/01/21		341,565
375	Houston Airport System Special Facilities, Continental Airlines, Inc. Ser 2001 E (AMT)	6.75	07/01/29		330,994
1,000	Houston Health Facilities Development Corp., Buckingham Senior Living Community Ser 2004 A	7.125	02/15/14	(h)	1,228,020
1,000	Lubbock Health Facilities Development Corp., Carillon Ser 2005 A	6.50	07/01/26		893,720
400	Tarrant County Cultural Education Facilities Finance Corp., Northwest Senior Housing Corp.- Edgemere Ser 2006 A	6.00	11/15/36		345,332
3,050	Texas Department of Housing & Community Affairs, Ser 2007 B (AMT) (d)	5.15	09/01/27		3,099,612

					9,514,893

	Utah (0.5%)
650	County of Emery Environmental Improvement, Pacificorp Ser 1996 (AMT)	6.15	09/01/30		637,689

Morgan Stanley Municipal Income Opportunities Trust II*
Portfolio of Investments ▪ November 30, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

	Virginia (6.0%)
$4,419	Chesterfield County Industrial Development Authority, Brandermill Woods Ser 1998 (c)	6.50%	01/01/28	$3,836,304
1,300	Lexington Industrial Development Authority, Ser A	5.50	01/01/37	983,554
2,250	Peninsula Ports Authority of Virginia, Baptist Homes Ser 2006 C	5.40	12/01/33	1,374,997
500	Peninsula Town Center Community Development Authority Ser 2007	6.45	09/01/37	415,465
450	Virginia Small Business Financing Authority, Hampton Ser 2009	9.00	07/01/39	464,990

				7,075,310

	Washington (2.5%)
375	King County Public Hospital District No. 4, Snoqualime Valley Hospital Ser 2009	7.25	12/01/38	386,205
600	Port of Seattle Industrial Development Corp., Northwest Airlines, Inc. Ser 2001 (AMT)	7.25	04/01/30	529,998
450	Washington Health Care Facilities Authority, Seattle Cancer Care Alliance Ser 2008	7.375	03/01/38	494,730
2,000	Washington Housing Finance Commission, Skyline at First Hill Ser 2007 A	5.625	01/01/38	1,483,940

				2,894,873

	West Virginia (0.6%)
750	West Virginia Hospital Finance Authority, Thomas Health System, Inc. Ser 2008	6.50	10/01/38	669,908

	Wisconsin (1.6%)
1,250	Wisconsin Health & Educational Facilities Authority, Beaver Dam Community Hospital Ser 2004 A	6.75	08/15/34	1,232,112
575	Wisconsin Health & Educational Facilities Authority, ProHealth Care, Inc. Ser 2009	6.375	02/15/29	623,013

				1,855,125

	Total Tax-Exempt Municipal Bonds (Cost $136,790,869)			121,879,535

	Short-Term Tax-Exempt Municipal Obligation (0.2%)
	Colorado (0.2%)
200	Colorado Educational & Cultural Facilities Authority (Cost $200,000)	0.24	10/01/38	200,000

	Total Investments (Cost $136,990,869) (i)		103.9%	122,079,535
	Other Assets in Excess of Liabilities		1.8	2,073,446
	Floating Rate Note and Dealer Trusts Obligations Related to Securities Held
	Notes with interest rates from 0.27% to 0.32% at November 30, 2009 and contractual maturities of collateral ranging from 6/15/21 to 8/15/32 (j)		(5.7)	(6,667,000)

	Net Assets		100.0%	$117,485,981

AMT	Alternative Minimum Tax.

CR	Custodial Receipts.

(a)	Capital appreciation bond.

(b)	Illiquid security. Resale is restricted to qualified institutional investors.

(c)	Illiquid security.

(d)	Underlying security related to inverse floater entered into by the Fund (See Note 1D).

(e)	Joint exemption.

(f)	Illiquid security. Security in default.

(g)	Non-income producing security; Bond in default.

(h)	Prefunded to call date shown.

(i)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Municipal Income Opportunities Trust II*
Portfolio of Investments ▪ November 30, 2009 (unaudited) continued

(j)	Floating rate note obligations related to securities held — The Fund enters into transactions in which it transfers to Dealer Trusts (“Dealer Trusts”), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund enters into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At November 30, 2009, Fund investments with a value of $12,835,127 are held by the Dealer Trusts and serve as collateral for the $6,667,000 in floating rate note obligations outstanding at that date.
Bond Insurance:

ACA	ACA Financial Guaranty Corporation.
AMBAC	AMBAC Assurance Corporation.
FSA	Financial Assurance Corporation.

Morgan Stanley Municipal Income Opportunities Trust II*
Notes to the Portfolio of Investments
11/30/2009
Fair Valuation Measurements
Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. Generally accepted accounting principles utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of November 30, 2009 in valuing the Fund’s investments carried at fair value:

	Fair Value Measurements at November 30, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)

Assets:
Tax-Exempt Municipal Bonds	$121,879,535	—	$121,879,535	—
Short-Term Tax-Exempt Municipal Obligation	200,000	—	200,000	—

Total	$122,079,535	—	$122,079,535	—

Valuation of Investments — (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and ask price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to represent the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; (3) interest rate swaps are marked-to-market daily based upon quotations from market makers; (4) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

*	Morgan Stanley announced on October 19, 2009 that it has entered into a definitive agreement to sell substantially all of its retail asset management business to Invesco Ltd. (“Invesco”), a leading global investment management company. As a result, the Investment Adviser expects to propose to the Board of Trustees of the Fund that the Board approve, among other things, a new investment advisory agreement with an affiliate of Invesco. If approved by the Fund’s Board, the new agreement would be submitted to the Fund’s shareholders for their approval.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Municipal Income Opportunities Trust II
/s/ Randy Takian
Randy Takian
Principal Executive Officer
January 21, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
January 21, 2010
/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 21, 2010